Consolidated VIEs and Noncontrolling Interests - ChinaCo (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended				24 Months Ended
	Oct. 02, 2021	Sep. 29, 2021	Oct. 02, 2020	Nov. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2021	Mar. 31, 2021	Aug. 31, 2020	Apr. 30, 2020
Variable Interest Entity [Line Items]
Stock sold, stock price (in usd per share)				$ 23.23
Gross proceeds				$ 3,000.0
Deconsolidation loss			$ 153.0		$ 0.0	$ 0.0	$ 153.0
Noncontrolling interest													$ 93.0
Goodwill					$ 685.0	677.0	$ 679.0
Goodwill retained on deconsolidation			316.0
Goodwill deconsolidated			$ 29.0
ChinaCo
Variable Interest Entity [Line Items]
Noncontrolling interest ownership		19.70%
ChinaCo
Variable Interest Entity [Line Items]
Ownership percentage		19.70%	21.60%		19.70%		21.60%
Equity method investment			$ 26.0		$ 0.0	$ 0.0	$ 29.0				$ 0.0
Noncontrolling interest			$ (23.0)
ChinaCo awards
Variable Interest Entity [Line Items]
Stock issued for services (in shares)			2,000,000
ChinaCo
Variable Interest Entity [Line Items]
Issuance of common stock in connection with Acquisition (in shares)								45,757,777
Gross proceeds	$ 100.0	$ 100.0	$ 100.0
Period to receive proceeds			1 year
Conversion of intercompany loan to equity			$ 191.0
Conversion of intercompany payable to equity			42.0
Repayment of intercompany loan			25.0
Total net assets			157.0
Goodwill			344.0
ChinaCo | Consolidation, Eliminations
Variable Interest Entity [Line Items]
Intercompany loan												$ 25.0
Intercompany obligation, business combination								$ 191.0
TrustBridge Partners | ChinaCo
Variable Interest Entity [Line Items]
Controlling interest ownership					55.00%					50.50%
TrustBridge Partners | ChinaCo
Variable Interest Entity [Line Items]
Preferred stock liquidation preference		$ 200.0	$ 100.0
Series A Preferred Stock | ChinaCo
Variable Interest Entity [Line Items]
Stock sold (in shares)									500,000,000
Stock sold, stock price (in usd per share)									$ 10.00
Preferred stock liquidation preference (in usd per share)									$ 10.00
Series B Preferred Stock | ChinaCo
Variable Interest Entity [Line Items]
Stock sold (in shares)									500,000,000
Stock sold, stock price (in usd per share)									$ 18.319
Preferred stock liquidation preference (in usd per share)									$ 18.319